Guarantee liabilities and risk assurance liabilities - Summary of Movement of Guarantee Liabilities (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Guarantees [Abstract]
Balance at beginning of the year	¥ 11,697,633	$ 1,835,614	¥ 263,465,921
Fair value of guarantee liabilities upon the inception of new loans	5,604,145	879,412	9,865,341
Collections/ (performed guarantee)	36,593,107	5,742,257	(283,899,625)
Change in fair value of guarantee liabilities	(53,009,582)	(8,318,360)	22,265,996
Balance at end of the year	¥ 885,303	$ 138,923	¥ 11,697,633